Document and Entity Information	Mar. 23, 2023
Document And Entity Information [Line Items]
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001844363
Document Type	8-K
Document Period End Date	Mar. 23, 2023
Entity Registrant Name	ROCKET INTERNET GROWTH OPPORTUNITIES CORP.
Entity Incorporation State Country Code	E9
Entity File Number	001-40268
Entity Address, Address Line One	Boundary Hall
Entity Address, Address Line Two	Cricket Square
Entity Address, City or Town	Grand Cayman
Entity Address, Region	Grand Cayman
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	1-1102
Entity Address, Country	KY
City Area Code	(345)
Local Phone Number	815-5716
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share 0.0001 Par Value And One Fourth Of One Redeemable Warrant 3 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-fourth of one redeemable warrant
Trading Symbol	RKTA U
Security Exchange Name	NYSE
Class A Ordinary Shares Par Value 0.0001 Par Value 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 par value
Trading Symbol	RKTA
Security Exchange Name	NYSE